Consolidated Statements of Shareholders' Equity - CNY (¥) ¥ in Thousands	Total	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other comprehensive income/(loss)	Noncontrolling interests
Balance at Dec. 31, 2020	¥ 1,663,973	¥ 17,499	¥ 22,053		¥ 1,620,580	¥ 92,017	¥ (88,191)	¥ (28,214)	¥ 28,229
Balance (in shares) at Dec. 31, 2020		264,998,965	317,325,360
Share-based compensation	9,582				8,434				1,148
Appropriation to statutory reserves						6,465	(6,465)
Fair value changes of available-for-sale debt investments, net of tax	(6,611)							(6,611)
Foreign currency translation adjustment	(4,483)							(4,483)
Dividends declared and paid	(240)								(240)
Net loss	(273,066)						(205,701)		(67,365)
Balance at Dec. 31, 2021	1,389,155	¥ 17,499	¥ 22,053		1,629,014	98,482	(300,357)	(39,308)	(38,228)
Balance (in shares) at Dec. 31, 2021		264,998,965	317,325,360
Share-based compensation	7,881				7,808				73
Appropriation to statutory reserves						1,065	(1,065)
Fair value changes of available-for-sale debt investments, net of tax	(24,010)							(24,010)
Foreign currency translation adjustment	17,916							17,916
Net loss	(125,719)						(109,652)		(16,067)
Balance at Dec. 31, 2022	1,265,223	¥ 17,499	¥ 22,053		1,636,822	99,547	(411,074)	(45,402)	(54,222)
Balance (in shares) at Dec. 31, 2022		264,998,965	317,325,360
Share-based compensation	3,713				3,713
Repurchase of ordinary shares	(655)			¥ (655)
Repurchase of ordinary shares (in shares)				(2,044,080)
Foreign currency translation adjustment	5,005							5,005
Disposition of subsidiaries	(548)					(205)	205		(548)
Net loss	(109,115)						(102,496)		(6,619)
Balance at Dec. 31, 2023	¥ 1,163,623	¥ 17,499	¥ 22,053	¥ (655)	¥ 1,640,535	¥ 99,342	¥ (513,365)	¥ (40,397)	¥ (61,389)
Balance (in shares) at Dec. 31, 2023		264,998,965	317,325,360	(2,044,080)